Income Taxes (Current and Deferred) - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of Income Taxes [line items]
Non-current and current income tax receivables	€ 339	€ 173
Non-current income tax receivables	88	96
Current income tax receivables	251	77
Net deferred tax liability assets	944	728
Net deferred tax assets	1,136	993		€ 1,020
Net deferred tax liabilities	192	265		€ 262
Unused tax loss carryforwards	2,163
Deferred tax assets have not been recognized	406	647
Tax loss carryforwards	1,554
Deferred tax liabilities have not been recognized	1,000
Income tax payables	109	157
Non-current portion of income tax payable	42	45
Current portion of income tax payable	67	112
Decrease Increase of income tax expenses	115
Income tax expenses	375	490	€ 928
Telecom Italia capital [member]
Disclosure of Income Taxes [line items]
Net deferred tax liabilities	€ 155	174
Italy [member]
Disclosure of Income Taxes [line items]
Applicable tax rate	24.00%
Business unit [member]
Disclosure of Income Taxes [line items]
Current portion of income tax payable	€ 67
Business unit [member] | Brazil [member]
Disclosure of Income Taxes [line items]
Current income tax receivables	78
Net deferred tax assets		200
Net deferred tax liabilities	177
Unused tax loss carryforwards	609	91
Non-current portion of income tax payable	42
Current portion of income tax payable	42
Business unit [member] | Domestic business unit [member]
Disclosure of Income Taxes [line items]
Current income tax receivables	171
Net deferred tax assets	917	939
Net deferred tax liabilities	25	€ 54
Current portion of income tax payable	€ 18